COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Lease and Other Commitments

In December 2008, the Company signed an agreement for a ten-year lease of office space in Moscow. In April 2011, the Company entered into two more lease agreements to increase the size of its rented office space located in its headquarters complex in Moscow for the remaining period of the original lease. In April 2014, the Company further extended its headquarters complex signing a seven-year lease agreement for additional office space and extending the existing rent agreements to 2021. During the years 2017, 2018 and 2019 the Company signed additional agreements to rent additional office space in Moscow until the end of years 2021, 2022 and 2024.

For future minimum lease payments due under the Moscow offices leases and other non-cancellable operating leases for more than one year, please refer to Note 9.

Additionally, the Company has entered into purchase commitments for license content agreements, other goods and services and acquisition of businesses, which total RUB 4,933 ($62.6) in 2020, RUB 2,887 ($36.6) in 2021, RUB 892 ($11.3) in 2022, RUB 430 ($5.5) in 2023, and RUB 331 ($4.2) in 2024 and thereafter. U.S. dollar amounts have been translated into RUB at a rate of RUB 61.9057 to $1.00, the official exchange rate quoted as of December 31, 2019 by the Central Bank of the Russian Federation.

Legal Proceedings

In the ordinary course of business, the Company is a party to various legal proceedings, and subject to claims, certain of which relate to copyright infringement, as well as to the alleged breach of certain contractual arrangements. The Company intends to vigorously defend any lawsuit and believe that the ultimate outcome of any pending litigation, other legal proceedings or other matters will have no material adverse effect on financial condition, results of operations or liquidity of the Company.

As of December 31, 2019, the Company was subject to certain claims, which are denominated in U.S. dollars, in the aggregate claimed amount of approximately RUB 2,114 ($26.8). The Company has not recorded a liability in respect of those claims as of December 31, 2019.

Environment and Current Economic Situation

The Company’s operations are primarily located in the Russian Federation. Consequently, the Company is exposed to the economic and financial markets of the Russian Federation which display characteristics of an emerging market. The legal, tax and regulatory frameworks continue to develop and are subject to interpretation and frequent changes.

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Company believes it has provided adequately for all tax liabilities based on its understanding of the tax legislation, the above factors may create tax risks for the Company. In addition to the obligations shown in the lease commitments section above, approximately RUB 439 ($5.6) of unrecognized tax benefits have been recorded as liabilities, and the Company is uncertain as to if or when such amounts may be settled (Note 11). Related to unrecognized tax benefits, the Company has also recorded a liability for potential penalties of RUB 108 ($1.4) and interest of RUB 65 ($0.8). As of December 31, 2019, except for the income tax contingencies described above, the Company accrued RUB 622 ($7.9) for contingencies related to non-income taxes, including penalties and interest. Additionally, the Company has identified possible contingencies related to non-income taxes, which are not accrued. Such possible non-income tax contingencies could materialize and require the Company to pay additional amounts of tax. As of December 31, 2019, the Company estimates such contingencies related to non-income taxes, including penalties and interest, to be up to approximately RUB 7,663 ($97.2).

In the past three years the Russian economy growth has remained positive, but decelerated from 2.5% in 2018 to 1.3% in 2019 primarily on the back of the broad-based slowdown in the global trade (which caused turbulence in global financial markets), the lower-than-expected budget spending, as well as the weak real disposable income dynamic and the tight monetary policy in the first half of the year. Inflation has initially peaked at 5.3% in March 2019 (mostly due to the VAT rate hike from 18% to 20%, which took effect from January 1, 2019), but then started to decline and fell below the Bank of Russia’ target of 4% in October 2019. Lower-than expected inflation resulted in five key rate cuts by the Bank of Russia from 7.75% to 6.25%. In the second half of the year the economy growth accelerated, underpinned by monetary easing, faster public spending and moderate recovery of consumption. Unemployment remained at historical lows of around 4.5%. These factors among others were supportive of the 20% growth in online advertising market in 2019 (based on the AKAR data).

The budget balance has been positive in 2019, reaching 1.8 percent of the country's Gross Domestic Product in 2019, down from 2.7 percent in the previous year.

Despite the crude oil price being 10% lower on average in 2019 compared to 2018, the Russian ruble demonstrated resilience and appreciated by 12% against the U.S. dollar in 2019. The Russian ruble appreciation was followed by decreasing inflation. In 2019 inflation was 3.0% compared to 4.3% in 2018.

In addition, the first few months of 2020 have seen significant global market turmoil triggered by the outbreak of the coronavirus. Together with other factors (such as OPEC+ agreement breakdown in early March 2020), this has resulted in a sharp decrease in oil prices and the stock market indices, as well as a depreciation of the Russian ruble. These developments are further increasing the level of uncertainty in the business environment.

The above mentioned developments may lead to reduced access of Russian businesses to international capital markets, increased inflation and other negative economic consequences. The impact of further economic developments on future operations and financial position of the Company is at this stage difficult to determine.